PROPERTY, PLANT AND EQUIPMENT - Summary of Breakdown of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 158,357,491
Impairment charge		$ (297,737)
Ending balance	153,471,326	158,357,491
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	371,614,809	359,352,540
Additions	8,647,083	13,365,446
Disposal	(1,383,988)	(1,103,177)
Transfers	0	0
Ending balance	378,877,904	371,614,809
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(213,257,318)	(201,881,910)
Impairment charge		(297,737)
Disposal	1,240,631	777,614
Depreciation	(13,389,891)	(11,855,285)
Ending balance	(225,406,578)	(213,257,318)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,997,228
Ending balance	1,994,202	1,997,228
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,997,228	1,997,228
Additions	0	0
Disposal	(3,026)	0
Transfers	0	0
Ending balance	1,994,202	1,997,228
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	96,651,340	95,829,190
Additions	156,767	0
Disposal	(630,733)	(300,637)
Transfers	1,237,269	1,122,787
Ending balance	97,414,643	96,651,340
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(69,929,112)	(67,354,823)
Impairment charge		(137,241)
Disposal	572,248	55,884
Depreciation	(2,627,918)	(2,492,932)
Ending balance	(71,984,782)	(69,929,112)
Machinery, equipment and spare parts
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	112,868,080
Ending balance	112,275,374	112,868,080
Machinery, equipment and spare parts | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	195,391,677	116,161,219
Additions	0	0
Disposal	(118,894)	(198,953)
Transfers	4,737,425	79,429,411
Ending balance	200,010,208	195,391,677
Machinery, equipment and spare parts | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(82,523,597)	(78,931,826)
Impairment charge		(159,893)
Disposal	95,743	187,996
Depreciation	(5,306,980)	(3,619,874)
Ending balance	(87,734,834)	(82,523,597)
Transportation and load vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,897,618
Ending balance	2,303,636	2,897,618
Transportation and load vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	24,273,661	24,211,927
Additions	0	0
Disposal	(221,965)	(542,946)
Transfers	1,080,258	604,680
Ending balance	25,131,954	24,273,661
Transportation and load vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(21,376,043)	(20,487,858)
Impairment charge		0
Disposal	193,145	533,734
Depreciation	(1,645,420)	(1,421,919)
Ending balance	(22,828,318)	(21,376,043)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	185,000
Ending balance	184,367	185,000
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,858,238	6,766,290
Additions	0	0
Disposal	(3,334)	0
Transfers	137,734	91,948
Ending balance	6,992,638	6,858,238
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,673,238)	(6,614,368)
Impairment charge		0
Disposal	3,334	0
Depreciation	(138,367)	(58,870)
Ending balance	(6,808,271)	(6,673,238)
Fields and quarries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,795,305
Ending balance	9,456,847	9,795,305
Fields and quarries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41,413,318	38,582,997
Additions	74,989	0
Disposal	(403,930)	(60,641)
Transfers	3,218,959	2,890,962
Ending balance	44,303,336	41,413,318
Fields and quarries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(31,618,013)	(27,415,005)
Impairment charge		0
Disposal	374,055	0
Depreciation	(3,602,531)	(4,203,008)
Ending balance	(34,846,489)	(31,618,013)
Tools
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	200,782
Ending balance	174,413	200,782
Tools | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,338,097	1,236,449
Additions	0	0
Disposal	(2,106)	0
Transfers	42,306	101,648
Ending balance	1,378,297	1,338,097
Tools | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,137,315)	(1,078,030)
Impairment charge		(603)
Disposal	2,106	0
Depreciation	(68,675)	(58,682)
Ending balance	(1,203,884)	(1,137,315)
Works in process
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,691,250
Ending balance	1,652,626	3,691,250
Works in process | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,691,250	74,567,240
Additions	8,415,327	13,365,446
Disposal	0	0
Transfers	(10,453,951)	(84,241,436)
Ending balance	$ 1,652,626	$ 3,691,250